Prepaid and other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and other current assets

7. Prepaid and other current assets

Prepaid and other current assets consist of the following:

	Year Ended December 31,
	2021	2020
D&O Insurance	$3,133	$—
VAT	2,992	169
Prepaid	1,448	671
Other current assets	99	326
Total prepaid and other current assets	$7,672	$1,166

Prepaid and other current assets include:

•	D&O Insurance related to one-year agreements entered with third-party underwriters on August 12, 2021
•	VAT receivables mainly related to the Italian VAT (22%), recorded by Media business line, in conjunction with the payments of the Media licensing agreement